Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	May 28, 2015
Document Effective Date	May 28, 2015
Prospectus Date	Mar. 01, 2015
Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class Z
Risk/Return:
Trading Symbol	AMCZX
Alger Health Sciences Fund | Alger Health Sciences Fund Class Z
Risk/Return:
Trading Symbol	AHSZX